CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Cash generated from operations	$ 315,000,000	$ 302,000,000	$ (1,000,000)	$ 74,000,000
Net interest paid	(78,000,000)	(74,000,000)	(93,000,000)	(82,000,000)
Settlement of foreign currency derivative financial instruments	6,000,000	1,000,000	1,000,000	(11,000,000)
Income tax paid	(9,000,000)	(6,000,000)	(11,000,000)	(15,000,000)
Net cash from operating activities	234,000,000	223,000,000	(104,000,000)	(34,000,000)
Cash flows used in investing activities
Purchase of property, plant and equipment and intangible assets.	36,000,000	96,000,000	99,000,000	222,000,000
Proceeds from disposal of property, plant and equipment			1,000,000
Net cash used in investing activities	(36,000,000)	(96,000,000)	(98,000,000)	(222,000,000)
Cash flows (used in)/from financing activities
Proceeds from borrowings	1,000,000	34,000,000	214,000,000	70,000,000
Repayment of borrowings	(24,000,000)	(10,000,000)	(33,000,000)	(12,000,000)
Lease payments	(23,000,000)	(22,000,000)	(44,000,000)	(38,000,000)
Dividends paid	(66,000,000)	(65,000,000)	(132,000,000)	(131,000,000)
Deferred debt issue costs paid		(1,000,000)		(2,000,000)
Net cash (outflow)/inflow from financing activities	(112,000,000)	(64,000,000)	5,000,000	(113,000,000)
Net (decrease)/increase in cash, cash equivalents and restricted cash	86,000,000	63,000,000	(197,000,000)	(369,000,000)
Cash, cash equivalents and restricted cash at the beginning of the year	155,000,000	124,000,000	443,000,000	555,000,000
Foreign exchange losses on cash, cash equivalents, and restricted cash	(5,000,000)	(5,000,000)	(10,000,000)	(4,000,000)
Cash, cash equivalents and restricted cash at the end of the year	$ 236,000,000	$ 182,000,000	$ 236,000,000	$ 182,000,000